Note 16 - Segmented Information and Revenue	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
16.	SEGMENTED INFORMATION AND REVENUE

The Company operates
two
distinct reportable business segments as follows:

License of intellectual property: Lingo Learning is a print-based publisher of English language learning textbook programs in China. It earns significantly higher royalties from Licensing Sales compared to Finished Product Sales.

Online and Offline Language Learning: ELL Technologies is a global web-based educational technology (“EdTech”) language learning, training, and assessment company. The Company provides the right to access to hosted software over a contract term without the customer taking possession of the software. The Company also provides offline licenses for the right to use perpetual language-learning.

Transactions between operating segments and reporting segment are recorded at the exchange amount and eliminated upon consolidation.

Segmented Information (Before Other Financial Items Below)

March 31, 20 20	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$483,281	$1,758,244	$67,547	$2,309,072
Segmented liabilities	368,896	625,325	144,634	1,138,855
Segmented revenue - online	70,962	-	-	70,962
Segmented revenue - royalty	89	26,073	-	26,162
Segmented direct costs	39,278	35,614	-	74,892
Segmented selling, general & administrative expense	(603,902)	91,102	156,593	(356,207)
Segmented other expense	897	28,319	144	29,360
Segmented profit (loss)	552,394	(128,961)	(156,738)	266,695

March 31, 201 9	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$166,183	$991,858	$50,322	$1,208,363
Segmented liabilities	326,088	176,976	447,846	950,910
Segmented revenue - online	80,296	-	-	80,296
Segmented revenue - royalty	207	31,461	-	31,668
Segmented direct costs	23,005	21,931	-	44,936
Segmented selling, general & administrative expense	58,525	99,964	118,515	277,003
Segmented other expense	2,843	8,948	179	11,970
Segmented loss	(61,589)	(99,383)	(118,694)	(279,666)

March 31, 201 8	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$112,925	$954,906	$100,176	$1,168,007
Segmented liabilities	103,105	161,060	870,403	1,134,568
Segmented revenue	35,612	44,743	-	80,355
Segmented direct costs	17,250	20,870	-	38,120
Segmented selling, general & administrative expense	87,407	39,478	184,080	310,965
Segmented other expense	430	8,257	223	8,910
Segmented loss	(326,909)	(23,862)	(184,302)	(535,073)

Other Financial Items	20 20	201 9	201 8
Online English Language Learning segmented income (loss)	$552,394	$(61,589)	$(326,909)
Print-Based English Language Learning segmented income (loss)	(128,961)	(99,383)	(23,862)
Head office	(156,738)	(118,694)	(184,302)
Foreign exchange	(49,169)	(2,867)	29,341
Interest income (expense)	20,954	(4,231)	(14,952)
Share-based payment	(4,861)	(27,758)	(23,408)
Other comprehensive income (loss)	165,461	(14,377)	369
Total Comprehensive Income ( Loss )	$399,080	$(328,899)	$(543,723)

Identifiable
Non-Current
Assets by Geographic Region

	20 20	201 9	201 8
Canada	$522,979	$48,585	$28,415
China	538	604	647
	$523,518	$49,189	$29,062

Revenue by Geographic Region

	20 20	20 19	20 18
Latin America	$58,296	$66,118	$17,759
China	27,221	34,162	54,495
Other	11,607	11,684	8,101
	$97,124	$111,964	$80,355